Segments (Tables)	12 Months Ended
Mar. 31, 2014
Segments
Schedule of certain information related to the results of operations of each segment

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Revenues:
Crude oil logistics -
Crude oil sales	$4,559,923	$2,322,706	$—
Crude oil transportation and other	36,469	16,442	—
Water solutions -
Water treatment and disposal	125,788	54,334	—
Water transportation	17,312	7,893	—
Liquids -
Propane sales	1,632,948	841,448	923,022
Other product sales	1,231,965	858,276	251,627
Other revenues	31,062	33,954	2,462
Retail propane -
Propane sales	388,225	288,410	175,417
Distillate sales	127,672	106,192	6,547
Other revenues	35,918	35,856	17,370
Refined products	1,180,895	—	—
Renewables	176,781	—	—
Corporate and other	437,713	4,233	—
Eliminations of intersegment sales	(283,397)	(151,977)	(65,972)
Total revenues	$9,699,274	$4,417,767	$1,310,473

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Depreciation and amortization:
Crude oil logistics	$22,111	$9,176	$—
Water solutions	55,105	20,923	—
Liquids	11,018	11,085	3,661
Retail propane	28,878	25,496	11,450
Refined products	109	—	—
Renewables	516	—	—
Corporate and other	3,017	2,173	—
Total depreciation and amortization	$120,754	$68,853	$15,111

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Operating income (loss):
Crude oil logistics	$678	$34,236	$—
Water solutions	10,317	8,576	—
Liquids	71,888	30,336	9,735
Retail propane	61,285	46,869	9,616
Refined products	4,080	—	—
Renewables	2,434	—	—
Corporate and other	(44,117)	(32,710)	(4,321)
Total operating income	$106,565	$87,307	$15,030

Schedule of additions to property, plant and equipment for each segment

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Additions to property, plant and equipment, including acquisitions (accrual basis):
Crude oil logistics	$204,642	$89,860	$—
Water solutions	100,877	137,116	—
Liquids	52,560	15,129	50,276
Retail propane	24,430	66,933	150,181
Refined products	719	—	—
Renewables	519	—	—
Corporate and other	7,242	17,858	—
Total	$390,989	$326,896	$200,457

Schedule of long-lived assets (consisting of property, plant and equipment, intangible assets, and goodwill) and total assets by segment

	March 31,
		2013
	2014	(Note 2)
	(in thousands)
Total assets:
Crude oil logistics	$1,723,812	$801,351
Water solutions	875,714	466,412
Liquids	577,795	474,141
Retail propane	541,832	513,301
Refined products	157,581	—
Renewables	145,649	—
Corporate and other	144,840	36,413
Total	$4,167,223	$2,291,618

Long-lived assets, net:
Crude oil logistics	$980,978	$357,230
Water solutions	848,479	453,909
Liquids	274,846	238,192
Retail propane	438,324	441,762
Refined products	27,017	—
Renewables	33,703	—
Corporate and other	47,961	31,996
Total	$2,651,308	$1,523,089